Share-Based and Unit-Based Compensation - RSU & PSU Activity (Details) - RSUs and PSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs and PSUs
Beginning balance (in shares)	521	551	86
Granted (in shares)	1,511	338	615
Forfeited (in shares)	(227)	(152)	(76)
Vested (in shares)	(385)	(216)	(74)
Ending balance (in shares)	1,421	521	551	86
Weighted Average Remaining Contractual Term (years)	1 year 4 months 9 days	1 year 4 months 17 days	2 years 18 days	1 year 6 months 3 days
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)	$ 69.75	$ 101.25	$ 229.50
Granted (in usd per share)	14.32	37.25	98.50
Forfeited (in usd per share)	51.10	70.75	124.75
Vested (in usd per share)	54.04	95.50	205.00
Ending balance (in usd per share)	$ 18.17	$ 69.75	$ 101.25	$ 229.50
Aggregate Intrinsic Value
Granted	$ 21,951	$ 12,596	$ 60,583